EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equipment [Table Text Block]
	December 31, 2014
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	930,979	533,499
Vehicles	333,989	234,753	99,236
	$1,827,099	$1,194,364	$632,735

	December 31, 2013
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	785,431	679,047
Vehicles	333,989	192,223	141,766
	$1,827,099	$1,006,286	$820,813

	December 31, 2012
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	601,528	862,950
Vehicles	333,989	131,467	202,522
	$1,827,099	$761,627	$1,065,472